Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income		$ 53,876,000		$ 65,225,000	$ 58,957,000
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation		99,559,000	[1]	89,743,000	89,844,000
Impairment	[1]	29,421,000
Amortization of contract intangibles / liabilities		(912,000)		(912,000)	(912,000)
Amortization of deferred debt issuance cost		3,519,000		2,503,000	2,617,000
Drydocking expenditure		(4,235,000)		(2,724,000)	(252,000)
Income tax expense		488,000		10,000	9,000
Income taxes paid		(83,000)		(87,000)	(132,000)
Interest expense		24,546,000		29,141,000	48,117,000
Interest paid		(25,103,000)		(30,985,000)	(49,037,000)
Unrealized (gain) loss on derivative instruments		(20,054,000)		22,042,000	18,676,000
Unrealized (gain) loss on foreign currency transactions		13,000		(507,000)	44,000
Changes in operating assets and liabilities
Decrease (increase) in amounts due from related parties		3,058,000		(3,039,000)	(1,547,000)
Decrease (increase) in inventories		(653,000)		(225,000)	152,000
Decrease (increase) in other current assets		(117,000)		(1,865,000)	(912,000)
Decrease (increase) in accrued revenue		1,418,000		1,108,000	(168,000)
Increase (decrease) in trade accounts payable		18,000		700,000	(2,100,000)
Increase (decrease) in accrued expenses		1,605,000		(15,000)	1,073,000
Increase (decrease) prepaid revenue		763,000		(1,469,000)	1,121,000
Increase (decrease) in amounts due to related parties		(716,000)		597,000	142,000
Net cash provided by operating activities		166,411,000		169,241,000	165,692,000
INVESTING ACTIVITIES
Additions to vessel and equipment		(11,536,000)		(339,000)
Net cash provided by (used in) investing activities		(11,536,000)		(21,433,000)
FINANCING ACTIVITIES
Proceeds from long-term debt (Note 15)		444,300,000		33,000,000
Repayment of long-term debt (Note 15)		(505,822,000)		(92,834,000)	(84,534,000)
Payment of debt issuance cost		(5,215,000)		(90,000)	21,000
Cash distribution		(79,386,000)		(79,336,000)	(79,336,000)
Net cash used in financing activities		(145,147,000)		(139,260,000)	(163,848,000)
Effect of exchange rate changes on cash		(18,000)		510,000	(30,000)
Net increase (decrease) in cash and cash equivalents		9,710,000		9,058,000	1,813,000
Cash and cash equivalents at the beginning of the period		52,583,000		43,525,000	41,712,000
Cash and cash equivalents at the end of the period		62,293,000		52,583,000	$ 43,525,000
General Partner [Member]
FINANCING ACTIVITIES
Net proceeds from issuance of common stock		451,000
Limited Partner [Member]
FINANCING ACTIVITIES
Net proceeds from issuance of common stock		$ 525,000
Tove Knutsen [Member]
INVESTING ACTIVITIES
Acquisition of Tove Knutsen (net of cash acquired)				$ (21,094,000)

[1]	The carrying value of the Windsor Knutsen was written down to its estimated fair value as of June 30, 2021. See Note 21—Impairment of Long-Lived Assets.